Commitments and Contingencies (Details Narrative)					1 Months Ended		6 Months Ended	12 Months Ended
	Jan. 31, 2018 USD ($) shares	Jan. 13, 2017 USD ($)	Sep. 07, 2016 USD ($)	Oct. 22, 2013 USD ($)	Jul. 31, 2018 USD ($)	Mar. 31, 2018 USD ($)	Jun. 30, 2019	Mar. 31, 2019 USD ($)
Reversed prior period expenses of intangible assets								$ 200,000
Operating lease agreement expire date description					The lease agreement expires in June 2023	The lease agreement expires in April 2021
Operating lease renewal term					3 years	5 years
Operating lease agreement term description							The Company has other operating lease agreements with a commitments of less than one year or that are not significant. The Company elected the practical expedient option and as such these lease payments are expensed as incurred.
Restricted Cash [Member]
Security deposit					$ 9,771	$ 1,728
NitricGen, Inc [Member
Future payments based on certain milestones	$ 2,000,000
Milestone payments and fair value of options	495,000
Reversed prior period expenses of intangible assets	200,000
Patent License Agreement [Member] | CareFusion [Member]
Non-refundable upfront fee				$ 150,000
Royalty percentage				0.05
Payment to related parties				$ 50,000
Option Agreement [Member]
Acquisition cost to purchase intellectual property assets and rights			$ 25,000
Payments for development and milestone payment		$ 500,000
Milestone payments		87,000,000
Sales related milestones payments		$ 83,000,000
Execution Agreement [Member]
Future payments based on certain milestones	180,000
Execution Agreement [Member] | After Six Months [Member]
Future payments based on certain milestones	1,500,000
Execution Agreement [Member] | NitricGen, Inc [Member
Payment to related parties	100,000
Future payments based on certain milestones	$ 100,000
Options to purchase common stock | shares	100,000
Options to purchase common stock, value	$ 295,000